China - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 WAB-21 [Member]	Dec. 31, 2011 WAB-21 [Member]	Dec. 31, 2012 WAB-21 [Member] China National Offshore Oil Corporation [Member] acre
China (Textual) [Abstract]
Petroleum contract coverage area					6,200,000
Additional coverage area					1,250,000
License extended expiry date			May 31, 2013
Extension of the license (Date)	May 31, 2015	May 31, 2015
Impaired carrying value			$ 2.9
Unproved oil and gas properties				$ 2.9